RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2022
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

16. RESTRICTED NET ASSETS

The Group’s ability to pay dividends may depend on the Group receiving distributions of funds from its PRC subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group’s PRC subsidiaries.

In accordance with the Company law of the PRC, a domestic enterprise is required to provide statutory reserves of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the Board of Directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Group’s PRC subsidiaries were established as domestic invested enterprise and therefore is subject to the above-mentioned restrictions on distributable profits.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends, as general reserve fund, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group.

Foreign exchange and other regulations in the PRC further restrict the Company’s PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.

16. RESTRICTED NET ASSETS (CONTINUED)

As of December 31, 2022, the total restricted net assets of the Company’s subsidiaries and the VIE incorporated in the PRC and subjected to restriction amounted to approximately RMB 91,626.

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company to be presented for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Group performed a test on the restricted net assets of consolidated subsidiaries in accordance S-X Rule4-08 (e)(3) and concluded that the restricted net assets of the consolidated subsidiaries did not exceed 25% of the consolidated net assets as of December 31, 2022. Therefore, it was not applicable for the Group to present the condensed financial information of the parent company.